Commission and Fee Income	6 Months Ended
Jun. 30, 2019
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]

Commissions and Fee Income

Disaggregation of revenues by product type and business segment

	Three months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	68	62	6	0	136
Commissions for assets under management	5	72	824	1	903
Commissions for other securities	88	7	1	0	96
Underwriting and advisory fees	423	4	0	(1)	426
Brokerage fees	270	237	20	1	528
Commissions for local payments	101	261	(0)	0	362
Commissions for foreign commercial business	114	31	0	(0)	145
Commissions for foreign currency/exchange business	2	2	0	(0)	3
Commissions for loan processing and guarantees	158	73	0	1	232
Intermediary fees	1	125	0	2	128
Fees for sundry other customer services	146	52	30	0	228
Total fee and commissions income	1,375	927	881	4	3,188
Gross expense					(711)
Net fees and commissions					2,484

	Three months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank[1]	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	78	64	6	(0)	147
Commissions for assets under management	18	63	801	(0)	882
Commissions for other securities	75	7	1	0	83
Underwriting and advisory fees	504	6	0	(7)	503
Brokerage fees	305	215	26	0	546
Commissions for local payments	103	258	0	(0)	361
Commissions for foreign commercial business	120	36	0	(0)	156
Commissions for foreign currency/exchange business	2	2	0	0	4
Commissions for loan processing and guarantees	178	82	0	0	260
Intermediary fees	1	127	0	3	131
Fees for sundry other customer services	201	60	31	1	292
Total fee and commissions income	1,584	920	865	(4)	3,364
Gross expense					(730)
Net fees and commissions					2,634

[1]Prior period comparatives have been restated. € 35 million for the three months ended June 30, 2018 were reclassified from Commission and Fee Income to Net interest income.

	Six months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	132	121	11	(0)	264
Commissions for assets under management	11	140	1,563	1	1,715
Commissions for other securities	158	15	1	0	173
Underwriting and advisory fees	836	9	0	(9)	836
Brokerage fees	527	493	33	2	1,055
Commissions for local payments	202	524	(0)	(0)	726
Commissions for foreign commercial business	231	63	0	(0)	293
Commissions for foreign currency/exchange business	3	4	0	(0)	7
Commissions for loan processing and guarantees	336	145	0	2	484
Intermediary fees	2	251	(0)	6	260
Fees for sundry other customer services	282	105	62	0	449
Total fee and commissions income	2,721	1,868	1,669	2	6,260
Gross expense					(1,407)
Net fees and commissions					4,865

	Six months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank[1]	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	150	131	12	(1)	292
Commissions for assets under management	32	130	1,617	(0)	1,778
Commissions for other securities	142	16	2	0	160
Underwriting and advisory fees	973	10	0	(21)	963
Brokerage fees	674	516	45	(0)	1,236
Commissions for local payments	209	512	(0)	(1)	721
Commissions for foreign commercial business	241	71	0	(0)	311
Commissions for foreign currency/exchange business	4	4	0	(0)	7
Commissions for loan processing and guarantees	352	161	0	1	513
Intermediary fees	5	250	0	7	261
Fees for sundry other customer services	380	119	56	1	556
Total fee and commissions income	3,163	1,918	1,731	(15)	6,797
Gross expense					(1,511)
Net fees and commissions					5,286

[1]Prior period comparatives have been restated. € 73 million for the six months ended June 30, 2018 were reclassified from Commission and Fee Income to Net interest income.

As of June 30, 2019, the Group’s balance of receivables from commission and fee income was € 846 million. As of June 30, 2019, the Group’s balance of contract liabilities associated to commission and fee income was € 171 million. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore no material balance of contract asset is reported.